Stockholder's Equity (Details) - Schedule of warrant activity - Warrant [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding balance at beginning | shares	1,823,267
Weighted Average Exercise Price, Outstanding balance at beginning | $ / shares	$ 4.20
Weighted Average Remaining Life, Outstanding balance at beginning	3 years 4 months 24 days
Number of Shares, Exercised/cancelled | shares	(411,926)
Weighted Average Exercise Price, Exercised/cancelled | $ / shares	$ 3.00
Number of Shares, Outstanding balance at ending | shares	1,411,341
Weighted Average Exercise Price, Outstanding balance at ending | $ / shares	$ 4.41
Weighted Average Remaining Life, Outstanding balance at ending	3 years 8 months 12 days